CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 1,688	$ 948	$ 5,583	$ 2,874
Less: cost of revenue	1,428	967	5,179	2,799
Gross profit (loss)	260	(19)	404	75
Operating Expenses:
General and administrative	1,031	1,396	4,807	5,800
Engineering, research and development	109	83	299	643
Sales and marketing	703	513	2,448	1,281
Total operating expenses	1,843	1,992	7,554	7,724
Loss from operations	(1,583)	(2,011)	(7,150)	(7,649)
Other income (expense):
Warrant expense			0	(107)
Gain on payroll tax settlement			0	2,263
Change in fair value of derivative liabilities	175	2,703	3,936	(293)
Loss on extinguishment of debt	0	(7,245)	(12,551)	(5,620)
Interest and other expense, net	(132)	(694)	(1,232)	(3,376)
Equity in losses of joint venture	(5)	(87)	(389)	(74)
Total other expense			(10,236)	(7,207)
Net loss	(1,545)	(7,334)	(17,386)	(14,856)
Net loss attributable to noncontrolling interest	1	13	57	0
Net loss attributable to ThermoEnergy Corporation	(1,544)	(7,321)	(17,329)	(14,856)
Deemed dividend on Series B Convertible Preferred Stock (Note 1)			0	(1,894)
Net loss attributable to ThermoEnergy Corporation common stockholders			$ (17,329)	$ (16,750)
Net loss per share attributable to ThermoEnergy Corporation common stockholders, basic and diluted (in dollars per share)	$ (0.02)	$ (0.13)	$ (0.30)	$ (0.31)
Weighted average shares used in computing loss per share, basic and diluted (in shares)	90,277,915	55,848,585	56,819,885	54,041,586